SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

19.	SUBSEQUENT EVENTS

On April 17, 2026 the former shareholders of the Factor entered into an undertaking pursuant to which they agreed not to, directly or indirectly, offer, sell, contract to sell, pledge, transfer, or otherwise dispose of any securities of the Company held by them and issued pursuant to the share purchase agreement dated December 22, 2025. The undertaking remains in effect until the earlier of (i) two business days following the removal of the Company from the British Columbia Securities Commission (the “BCSC”)’s Issuers in Default List, and (ii) the date on which the BCSC provides its written consent to revise, replace, or revoke the Undertaking.

On May 14, 2026, the Company’s subsidiary, NuRAN Wireless (Africa) Holding signed an amendment to the facility agreement signed with FEI Ongrid, a fund managed by Cygnum Capital, extending the maturity date of the agreement to April 26, 2027 and amending the terms of the agreement such that interest would not be fully capitalised but partially paid in cash in accordance with an agreed schedule to maturity. The amendment was entered into to support the Company in raising long term debt and equity financing.